Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	May 02, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Accounts written off	$ 0	$ 0
Carrying value of debt issuance costs reported in prepaid expenses and other current assets	2,900,000	3,500,000
Amortization of debt issuance costs recognized as other expense	$ 600,000	$ 600,000	$ 400,000
Concentration risk, percentage	10.00%	10.00%
Number of customers accounted for more than 10% of accounts receivable | Customer	0	0
Number of customers accounted for more than 10% of net product revenue | Customer	0	0
Operating lease liabilities				$ 7,000,000.0
Right-of-use assets	$ 8,223,000	$ 0		$ 6,600,000
2024 Convertible Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible Notes, face value	201,300,000				$ 201,300,000
Estimated fair value of Convertible Notes	$ 215,700,000
Customer Concentration Risk [Member] | Total Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of major customers | Customer	3	2
Concentration risk, percentage	84.00%	81.00%
Customer Concentration Risk [Member] | Total Revenue [Member] | Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	44.00%	49.00%
Customer Concentration Risk [Member] | Total Revenue [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	25.00%	32.00%
Customer Concentration Risk [Member] | Total Revenue [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%
Customer Concentration Risk [Member] | Total Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of major customers | Customer	4	2
Concentration risk, percentage	93.00%	82.00%
Customer Concentration Risk [Member] | Total Accounts Receivable [Member] | Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	42.00%	52.00%
Customer Concentration Risk [Member] | Total Accounts Receivable [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	30.00%
Customer Concentration Risk [Member] | Total Accounts Receivable [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%
Customer Concentration Risk [Member] | Total Accounts Receivable [Member] | Customer Four [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Trade payment term	1 year